UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-10481

Cohen & Steers Quality Income Realty Fund, Inc.
(Exact name of registrant as specified in charter)

280 Park Avenue New York, NY		10017
(Address of principal executive offices)		(Zip code)

Tina M. Payne 280 Park Avenue New York, NY 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 832-3232

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2016

Item 1. Schedule of Investments

COHEN & STEERS QUALITY INCOME REALTY FUND, INC.

SCHEDULE OF INVESTMENTS

September 30, 2016 (Unaudited)

	Number of Shares	Value
COMMON STOCK—REAL ESTATE 102.3%
DIVERSIFIED 4.4%
American Assets Trust(a),(b)	337,860	$14,656,367
BGP Holdings PLC (EUR) (Australia)(c),(d),(e)	3,927,678	0
Vornado Realty Trust(a),(b)	528,449	53,484,323
		68,140,690
HEALTH CARE 13.2%
HCP(a)	1,573,507	59,714,591
Healthcare Trust of America, Class A(a)	1,246,447	40,659,101
Omega Healthcare Investors(a),(b)	947,849	33,601,247
Physicians Realty Trust(a)	1,913,060	41,207,312
Ventas	430,300	30,392,089
		205,574,340
HOTEL 3.8%
Host Hotels & Resorts(a),(b)	1,997,973	31,108,440
Pebblebrook Hotel Trust	345,497	9,190,220
Sunstone Hotel Investors	1,493,037	19,095,943
		59,394,603
INDUSTRIALS 5.5%
Prologis(a),(b)	1,612,517	86,334,160

NET LEASE 7.7%
Four Corners Property Trust	400,705	8,547,038
Gaming and Leisure Properties	615,634	20,592,957
National Retail Properties	690,804	35,127,383
Spirit Realty Capital	2,694,158	35,913,126
STORE Capital Corp.	677,452	19,964,511
		120,145,015
OFFICE 10.6%
Alexandria Real Estate Equities(a)	308,406	33,545,321
Boston Properties(a),(b)	192,744	26,269,080
Douglas Emmett(a),(b)	828,297	30,340,519
Hudson Pacific Properties	512,400	16,842,588
Kilroy Realty Corp.(a),(b)	553,215	38,365,460
SL Green Realty Corp.	193,875	20,957,887
		166,320,855

	Number of Shares	Value
RESIDENTIAL 19.5%
APARTMENT 17.1%
American Campus Communities	599,759	$30,509,740
Apartment Investment & Management Co.(a),(b)	858,711	39,423,422
Colony Starwood Homes	544,306	15,621,582
Equity Residential(a),(b)	619,281	39,838,347
Essex Property Trust(a),(b)	203,237	45,260,880
Mid-America Apartment Communities	367,770	34,566,702
UDR(a),(b)	1,728,667	62,214,726
		267,435,399
MANUFACTURED HOME 2.4%
Sun Communities(a),(b)	474,661	37,251,395
TOTAL RESIDENTIAL		304,686,794

SELF STORAGE 6.7%
CubeSmart(a),(b)	744,443	20,293,516
Extra Space Storage(a),(b)	499,155	39,637,899
Public Storage(a),(b)	202,761	45,244,089
		105,175,504
SHOPPING CENTERS 22.2%
COMMUNITY CENTER 9.0%
Brixmor Property Group(a)	1,652,289	45,917,111
Kimco Realty Corp.	448,270	12,977,417
Ramco-Gershenson Properties Trust	1,541,502	28,887,748
Regency Centers Corp.(a),(b)	400,284	31,018,007
Tanger Factory Outlet Centers(a)	561,902	21,891,702
		140,691,985
REGIONAL MALL 13.2%
General Growth Properties(a),(b)	1,526,614	42,134,546
Simon Property Group(a),(b)	792,891	164,136,366
		206,270,912
TOTAL SHOPPING CENTERS		346,962,897

SPECIALTY 8.7%
CyrusOne(a),(b)	383,706	18,252,894
DuPont Fabros Technology	473,664	19,538,640
Equinix(a),(b)	180,378	64,981,175

	Number of Shares	Value
QTS Realty Trust, Class A(a)	614,136	$32,457,088
		135,229,797
TOTAL COMMON STOCK (Identified cost—$1,056,894,785)		1,597,964,655

PREFERRED SECURITIES—$25 PAR VALUE 15.5%
BANKS 0.2%
Huntington Bancshares, 6.25%, Series D	113,600	3,128,544

BANKS—FOREIGN 0.6%
Barclays Bank PLC, 8.125%, Series 5 (United Kingdom)(a)	360,000	9,370,800

FINANCIAL—DIVERSIFIED FINANCIAL SERVICES 0.2%
KKR & Co. LP, 6.75%, Series A	120,000	3,249,600

INDUSTRIALS 0.2%
CHS, 6.75%	107,931	3,090,065

REAL ESTATE 13.9%
DIVERSIFIED 5.8%
Colony Capital, 7.125%	112,942	2,798,703
Colony Financial, 8.50%, Series A(a)	364,975	9,361,609
DuPont Fabros Technology, 6.625%, Series C	100,000	2,829,000
EPR Properties, 9.00%, Series E (Convertible)(a)	251,000	9,329,670
Lexington Realty Trust, 6.50%, Series C ($50 Par Value)(a)	76,395	4,029,836
National Retail Properties, 6.625%, Series D	100,000	2,568,000
National Retail Properties, 5.70%, Series E	175,615	4,502,769
NorthStar Realty Finance Corp., 8.25%, Series B	53,261	1,350,699
NorthStar Realty Finance Corp., 8.50%, Series D	191,097	4,918,837
NorthStar Realty Finance Corp., 8.75%, Series E	162,107	4,133,728
PS Business Parks, 5.75%, Series U(a)	118,050	3,010,275
PS Business Parks, 5.70%, Series V	120,000	3,082,800
Urstadt Biddle Properties, 7.125%, Series F	106,600	2,787,590
VEREIT, 6.70%, Series F	660,906	17,606,536
Vornado Realty Trust, 6.625%, Series G	180,000	4,633,200
Vornado Realty Trust, 6.625%, Series I	172,420	4,443,263
Vornado Realty Trust, 5.70%, Series K	136,024	3,475,413
Wells Fargo Real Estate Investment Corp., 6.375%, Series A	207,537	5,501,806
		90,363,734
HEALTH CARE 0.2%
Welltower, 6.50%, Series J	117,700	3,060,200

HOTEL 2.2%
Ashford Hospitality Trust, 7.375%, Series F	216,000	5,603,040
Chesapeake Lodging Trust, 7.75%, Series A(a)	200,000	5,170,000

	Number of Shares	Value
Hospitality Properties Trust, 7.125%, Series D	153,725	$3,900,003
LaSalle Hotel Properties, 6.30%, Series J	134,000	3,429,730
Pebblebrook Hotel Trust, 6.50%, Series C	160,000	4,144,000
Summit Hotel Properties, 6.45%, Series D	123,000	3,223,215
Sunstone Hotel Investors, 6.95%, Series E	180,000	4,874,400
Sunstone Hotel Investors, 6.45%, Series F	127,100	3,298,245
		33,642,633
INDUSTRIALS 0.3%
Monmouth Real Estate Investment Corp., 7.875%, Series B(a),(c)	80,000	2,088,000
STAG Industrial, 6.875%, Series C	120,000	3,230,400
		5,318,400
OFFICE 0.6%
Corporate Office Properties Trust, 7.375%, Series L(a)	160,000	4,144,000
Government Properties Income Trust, 5.875%, due 5/1/46	190,000	4,913,400
		9,057,400
RESIDENTIAL 1.3%
APARTMENT 1.1%
American Homes 4 Rent, 6.50%, Series D	126,340	3,382,122
American Homes 4 Rent, 6.35%, Series E	171,000	4,439,160
Apartment Investment & Management Co., 6.875%(a),(b)	204,000	5,709,960
Blue Rock Residential Growth REIT, 8.25%, Series A	157,100	4,163,150
		17,694,392
MANUFACTURED HOME 0.2%
Equity Lifestyle Properties, 6.75%, Series C	115,994	3,021,643
TOTAL RESIDENTIAL		20,716,035

SELF STORAGE 0.2%
Public Storage, 5.125%, Series C	120,000	3,134,400

SHOPPING CENTERS 2.4%
COMMUNITY CENTER 1.2%
Cedar Realty Trust, 7.25%, Series B(a)	190,000	4,883,000
DDR Corp., 6.50%, Series J(a)	379,200	9,696,144
Regency Centers Corp., 6.625%, Series 6	181,601	4,647,170
		19,226,314
REGIONAL MALL 1.2%
CBL & Associates Properties, 7.375%, Series D	240,850	6,023,658
General Growth Properties, 6.375%, Series A	120,644	3,124,680

	Number of Shares	Value
Pennsylvania REIT, 8.25%, Series A	159,000	$4,076,760
Taubman Centers, 6.25%, Series K	187,582	4,899,642
		18,124,740
TOTAL SHOPPING CENTERS		37,351,054

SPECIALTY 0.9%
Digital Realty Trust, 6.625%, Series F	115,000	2,970,450
Digital Realty Trust, 7.375%, Series H	200,000	5,498,000
Digital Realty Trust, 6.35%, Series I	234,000	6,243,120
		14,711,570
TOTAL REAL ESTATE		217,355,426

TECHNOLOGY—SOFTWARE 0.3%
eBay, 6.00%, due 2/1/56	200,000	5,428,000
TOTAL PREFERRED SECURITIES—$25 PAR VALUE (Identified cost—$221,607,189)		241,622,435

PREFERRED SECURITIES—CAPITAL SECURITIES 6.8%
BANKS 1.6%
Bank of America Corp., 6.30%, Series DD	11,500,000	12,520,625
Farm Credit Bank of Texas, 10.00%, Series I(a)	6,000	7,125,000
Huntington Bancshares, 8.50%, Series A (Convertible)	1,077	1,561,628
JPMorgan Chase & Co., 6.75%, Series S	3,000,000	3,315,000
		24,522,253
BANKS—FOREIGN 2.3%
Banco Bilbao Vizcaya Argentaria SA, 9.00% (Spain)	4,400,000	4,521,295
Barclays PLC, 8.25% (United Kingdom)	4,001,000	4,011,002
BNP Paribas SA, 7.625%, 144A (France)(f)	2,000,000	2,063,564
Credit Suisse Group AG, 7.50%, 144A (Switzerland)(f)	2,291,000	2,336,534
Dresdner Funding Trust I, 8.151%, due 6/30/31, 144A (Germany)(f)	4,000,000	4,770,000
HBOS Capital Funding LP, 6.85% (United Kingdom)	2,600,000	2,642,250
Lloyds Banking Group PLC, 7.50% (United Kingdom)	4,000,000	4,140,800
Royal Bank of Scotland Group PLC, 7.648% (United Kingdom)	4,000,000	4,810,000
Royal Bank of Scotland Group PLC, 8.625% (United Kingdom)	2,300,000	2,256,875
UBS Group AG, 7.125% (Switzerland)	4,200,000	4,266,990
		35,819,310

	Number of Shares	Value
INDUSTRIALS—DIVERSIFIED MANUFACTURING 0.3%
General Electric Co., 5.00%, Series D	4,938,000	$5,257,489

INSURANCE 1.0%
LIFE/HEALTH INSURANCE—FOREIGN 0.5%
Cloverie PLC for Zurich Insurance Co., Ltd., 5.625%, due 6/24/46 (Ireland)	2,000,000	2,163,400
La Mondiale Vie, 7.625% (France)	4,750,000	5,094,375
		7,257,775
PROPERTY CASUALTY 0.3%
Liberty Mutual Group, 7.80%, due 3/15/37, 144A(a),(f)	3,525,000	4,133,062

PROPERTY CASUALTY—FOREIGN 0.3%
QBE Insurance Group Ltd., 6.75%, due 12/2/44 (Australia)	4,052,000	4,497,720
TOTAL INSURANCE		15,888,557

REAL ESTATE 0.7%
DIVERSIFIED 0.4%
QCP SNF West/Central/East/AL REIT LLC, 8.125%, due 11/1/23, 144A(f)	6,000,000	6,108,750

FINANCE 0.3%
VEREIT Operating Partnership LP, 4.60%, due 2/6/24	5,250,000	5,460,000
TOTAL REAL ESTATE		11,568,750

TELECOMMUNICATION 0.5%
Qualitytech LP/QTS Finance Corp., 5.875%, due 8/1/22	7,074,000	7,259,692

UTILITIES 0.4%
Enel SpA, 8.75%, due 9/24/73, 144A (Italy)(f)	5,250,000	6,149,063
TOTAL PREFERRED SECURITIES—CAPITAL SECURITIES (Identified cost—$99,130,804)		106,465,114

SHORT-TERM INVESTMENTS 2.2%
MONEY MARKET FUNDS
State Street Institutional Treasury Money Market Fund, Premier Class, 0.19%(g)	33,700,000	33,700,000
TOTAL SHORT-TERM INVESTMENTS (Identified cost—$33,700,000)		33,700,000

TOTAL INVESTMENTS (Identified cost—$1,411,332,778)	126.8%	$1,979,752,204
LIABILITIES IN EXCESS OF OTHER ASSETS	(26.8)	(418,556,608)
NET ASSETS (Equivalent to $14.30 per share based on 109,161,402 shares of common stock outstanding)	100.0%	$1,561,195,596

Glossary of Portfolio Abbreviations

EUR	Euro Currency
REIT	Real Estate Investment Trust

Note: Percentages indicated are based on the net assets of the Fund.

(a)    All or a portion of the security is pledged as collateral in connection with the Fund’s credit agreement. $921,101,687  in aggregate has been pledged as collateral.

(b)    A portion of the security has been rehypothecated in connection with the Fund’s credit agreement. $415,751,636 in aggregate has been rehypothecated.

(c)     Illiquid security. Aggregate holdings equal 0.1% of the net assets of the Fund.

(d)    Fair valued security. This security has been valued at its fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Board of Directors. Aggregate fair valued securities represent 0.0% of the net assets of the Fund.

(e)     Non-income producing security.

(f)      Resale is restricted to qualified institutional investors. Aggregate holdings equal 1.6% of the net assets of the Fund, of which 0.0% are illiquid.

(g)     Rate quoted represents the annualized seven-day yield of the Fund.

COHEN & STEERS QUALITY INCOME REALTY FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 1. Portfolio Valuation

Investments in securities that are listed on the New York Stock Exchange (NYSE) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price. Exchange traded options are valued at their last sale price as of the close of options trading on applicable exchanges on the valuation date. In the absence of a last sale price on such day, options are valued at the average of the quoted bid and ask prices as of the close of business. Over-the-counter options are valued based upon prices provided by the respective counterparty.

Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain non-U.S. equity holdings may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the investment manager) to be over-the-counter, are valued at the last sale price on the valuation date as reported by sources deemed appropriate by the Board of Directors to reflect their fair market value. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price. However, certain fixed-income securities may be valued on the basis of prices provided by a third-party pricing service or third-party broker dealers when such prices are believed by the investment manager, pursuant to delegation by the Board of Directors, to reflect the fair market value of such securities. The pricing services or broker-dealers use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services or broker-dealers may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services or broker-dealers also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features which are used to calculate the fair values.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates fair value. Investments in open-end mutual funds are valued at their closing net asset value.

COHEN & STEERS QUALITY INCOME REALTY FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

The policies and procedures approved by the Fund’s Board of Directors delegate authority to make fair value determinations to the investment manager, subject to the oversight of the Board of Directors. The investment manager has established a valuation committee (Valuation Committee) to administer, implement and oversee the fair valuation process according to the policies and procedures approved annually by the Board of Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities for which market prices are unavailable, or securities for which the investment manager determines that the bid and/or ask price or a counterparty valuation does not reflect market value, will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

The Fund’s use of fair value pricing may cause the net asset value of Fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability.  The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•      Level 1 — quoted prices in active markets for identical investments

•                  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)

•                  Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities may or may not be an indication of the risk associated with investing in those securities.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfer at the end of the period in which the underlying event causing the movement occurred. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.  There were no transfers between Level 1 and Level 2 securities as of September 30, 2016.

COHEN & STEERS QUALITY INCOME REALTY FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

The following is a summary of the inputs used as of September 30, 2016 in valuing the Fund’s investments carried at value:

		Quoted Prices in Active Markets for Identical Investments	Other Significant Observable Inputs	Significant Unobservable Inputs
	Total	(Level 1)	(Level 2)	(Level 3)
Common Stock	$1,597,964,655	$1,597,964,655	$—	$—	(a)
Preferred Securities - $25 Par Value	241,622,435	241,622,435	—	—
Preferred Securities - Capital Securities:
Banks	24,522,253	1,561,628	22,960,625	—
Other Industries	81,942,861	—	81,942,861	—
Short-Term Investments	33,700,000	—	33,700,000	—
Total Investments(b)	$1,979,752,204	$1,841,148,718	$138,603,486	$—

(a)    BGP Holding PLC was acquired via a spinoff and has been fair valued, by the Valuation Committee, at zero pursuant to the Fund’s fair value procedures and classified as a Level 3 security.

(b)    Portfolio holdings are disclosed individually on the Schedule of Investments.

COHEN & STEERS QUALITY INCOME REALTY FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

Note 2.   Derivative Instruments

Options:  The Fund may purchase and write exchange-listed and over-the-counter put or call options on securities, stock indices and other financial instruments to enhance portfolio returns and reduce overall volatility.

When the Fund writes (sells) an option, an amount equal to the premium received by the Fund is recorded as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. When an option expires, the Fund realizes a gain on the option to the extent of the premium received. Premiums received from writing options which are exercised or closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. If a put option on a security is exercised, the premium reduces the cost basis of the security purchased by the Fund. If a call option is exercised, the premium is added to the proceeds of the security sold to determine the realized gain or loss. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the underlying index or security. Other risks include the possibility of an illiquid options market or the inability of the counterparties to fulfill their obligations under the contracts.

Put and call options purchased are accounted for in the same manner as portfolio securities.  Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss when the underlying transaction is executed. The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of the premium and change in market value should the counterparty not perform under the contract.

At September 30, 2016, the Fund did not have any option contracts outstanding.

COHEN & STEERS QUALITY INCOME REALTY FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

Transactions in written option contracts during the nine months ended September 30, 2016, were as follows:

	Number
	of Contracts	Premiums
Written option contracts outstanding at December 31, 2015	722	$32,489
Option contracts expired	(722)	(32,489)
Written option contracts outstanding at September 30, 2016	—	$—

Note 3.   Income Tax Information

As of September 30, 2016, the federal tax cost and net unrealized appreciation and depreciation in value of securities held were as follows:

Cost for federal income tax purposes	$1,411,332,778
Gross unrealized appreciation	$569,658,358
Gross unrealized depreciation	(1,238,932)
Net unrealized appreciation	$568,419,426

Item 2. Controls and Procedures

(a)                                 The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act as of a date within 90 days of the filing of this report.

(b)                                 During the last fiscal quarter, there were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

(a)                                 Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS QUALITY INCOME REALTY FUND, INC.

By:	/s/ Adam M. Derechin
Name: Adam M. Derechin
Title: President and Principal Executive Officer

Date: November 23, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam M. Derechin		By:	/s/ James Giallanza
	Name:	Adam M. Derechin		Name:	James Giallanza
	Title:	President and Principal		Title:	Treasurer and Principal
		Executive Officer			Financial Officer

Date: November 23, 2016